SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at January 1, 2019	3,744,807
Granted	1,674,703
Exercised	(392,271)
Cancelled	(936,112)
Outstanding at December 31, 2019	4,091,127	3,744,807
Exercisable at December 31, 2019	1,890,917
Vested and expected to vest at December 31, 2019	2,677,542
Weighted average Exercise price
Outstanding at January 1, 2019	$ 3.85
Granted	3.94
Exercised	3.24
Cancelled	4.47
Outstanding at December 31, 2019	3.79	$ 3.85
Exercisable at December 31, 2019	3.76
Vested and expected to vest at December 31, 2019	$ 4.07
Weighted average Remaining contractual term
Outstanding	4 years 8 months 12 days	4 years 11 months 19 days
Exercisable at December 31, 2019	3 years 10 months 14 days
Vested and expected to vest at December 31, 2019	3 years 9 months 22 days
Aggregate intrinsic value
Outstanding at January 1, 2019	$ 27
Outstanding at December 31, 2019	10,226	$ 27
Exercisable at December 31, 2019	4,941
Vested and expected to vest at December 31, 2019	$ 5,661
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2019	216,665
Cancelled	(149,999)
Outstanding at December 31, 2019	66,666	216,665
Exercisable at December 31, 2019	66,666
Vested and expected to vest at December 31, 2019	66,666
Weighted average Exercise price
Outstanding at January 1, 2019	$ 4.35
Cancelled	4.84
Outstanding at December 31, 2019	3.24	$ 4.35
Exercisable at December 31, 2019	3.24
Vested and expected to vest at December 31, 2019	$ 3.24
Weighted average Remaining contractual term
Outstanding	4 years 11 months 12 days	4 years 1 month 13 days
Exercisable at December 31, 2019	4 years 11 months 12 days
Vested and expected to vest at December 31, 2019	4 years 11 months 12 days
Aggregate intrinsic value
Outstanding at January 1, 2019
Outstanding at December 31, 2019	199
Exercisable at December 31, 2019	199
Vested and expected to vest at December 31, 2019	$ 199